Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Principal Payments Related to Long-term Debt	At December 31, 2018, scheduled principal payments related to long-term debt are as follows:
2019	31,200

Total	$31,200